Other matters (Details) € in Millions, $ in Billions							6 Months Ended
	Jul. 31, 2019 NZD ($)	Jul. 31, 2019 EUR (€)	Jul. 26, 2019 EUR (€)	Jul. 24, 2019	Jun. 12, 2019 EUR (€) item	Mar. 20, 2017	Sep. 30, 2018
Vodafone India (excluding interest in Indus Towers)
Other matters
Proportion of stake (as a percentage)						42.00%	42.00%
Vodafone Germany
Other matters
Total cost for acquiring 5G mobile spectrum | €					€ 1,880
Frequency of spectrum acquired in MHz					90
Frequency of spectrum available for auction in MHz					3,600
Frequency of spectrum two acquired in MHz					40
Frequency of spectrum two available for auction in MHz					2,100
Vodafone Italy
Other matters
Cash consideration received from merger | €			€ 2,140
Proportion of stake (as a percentage)			37.50%
Vodafone Italy | Minimum
Other matters
Proportion of stake (as a percentage)			25.00%
Vodafone UK
Other matters
Percentage of stake owned				50.00%
Vodafone New Zealand
Other matters
Ownership interest sold (as a percentage)	100.00%	100.00%
Proceeds from the sale of business	$ 3.4	€ 2,000